Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Net operating losses	$ 234,319	$ 24,717
Inventory and accounts receivable reserves	21,137
Deferred Tax Assets, Gross	255,456	24,717
Inventory and accounts receivable reserves		(2,420)
Deferred tax assets (liability) - Net	$ 255,456	$ 22,297